OTHER CURRENT ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2016
Other Assets [Abstract]
Schedule of Other Current Assets Net
	As of December 31,
	2015	2016

Input VAT receivable	$13,604	$16,249
Prepaid selling and marketing fees	773	368
Short-term deposits	150	74
Prepaid income tax	447	417
Prepaid individual income tax and other employee advances	433	290
Loans to third parties (i)	5,403	17,080
Receivable from third party (ii)	4,110	11,635
Receivable from a non-controlling interest holders	1,313	6,377
Receivable from AM Advertising and its subsidiaries (iii)	-	19,021
Receivables from ADS depositary	468	468
Other prepaid expenses	4,203	2,732
	30,904	74,711
Allowance for doubtful amounts	-	(5,861)

	$30,904	$68,850

(i)
For the years ended December 31, 2015 and 2016, the Group entered into various loan agreements with third parties amounting with aggregated amount of $5,403 and $17,080, respectively with the terms of one year. The weighted average interest rates were 5.10% and 3.19% without any assets pledged for the years ended December 31, 2015 and 2016, respectively. As of December 31, 2015 and 2016, the bad debt allowance for loan to third parties amounted to Nil and $864, respectively.

(ii)
Receivable from third party represented the working capital provided by the Group to support the third party's daily operations. As of December 31, 2015 and 2016, the bad debt allowance was Nil and $4,530, respectively.

(iii)
Receivable from AM Advertising and its subsidiaries balance amounted to $19,021 as of December 31, 2016 and the payable to AM Advertising and its subsidiaries balance amounted to $25,956 (See Note 15) as of December 31, 2016. No provision was made for the receivable balance. The receivable balance was still outstanding as of the date of issuance of the financial statement.